Taxation - Schedule of Income Tax Provision (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	¥ 45,240	$ 6,320	¥ 253,886
Deferred income tax benefit	(632,118)	(88,302)	(926,279)
Total income tax benefit	¥ (586,878)	$ (81,982)	¥ (672,393)